1. NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Notes
1. NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

Mayfair Gold Corp. (the “Company”) was incorporated pursuant to the Business Corporations Act of British Columbia on July 30, 2019. The Company’s registered office is located at Suite 700 - 1199 West Hastings Street, Vancouver, BC, Canada, V6E 3T5. The Company’s principal place of business is 489 McDougall Street, Matheson, ON, Canada, P0K 1N0. The Company is engaged in the operation, acquisition, exploration and development of mineral properties.

During the year ended December 31, 2025, the Company was listed for trading on the TSX Venture Exchange under the symbol “MFG.V”, the Frankfurt Stock Exchange under the symbol “9M5”, and the OTCQX under the symbol “MFGCF”. On January 27, 2026, the Company commenced trading on the NYSE American under the ticker symbol “MINE”. The Company will remain listed on the TSX Venture Exchange under the symbol “MFG” and ceased trading on the OTCQX market.

These financial statements for the years ended December 31, 2025 and 2024 (“Financial Statements”) have been prepared on a going concern basis, which assumes that the Company will be able to meet its obligations and continue its operations for at least the next twelve months. The Company has not generated revenue from operations to date and will require additional financing or outside participation to undertake further advanced exploration of its mineral properties. Although the Company has been successful in the past in obtaining financing, there is no assurance that it will be able to obtain adequate financing in the future or that such financing will be on terms advantageous to the Company.

Share consolidation

On December 18, 2025, the Company consolidated its outstanding common shares on the basis of two pre-consolidated common shares for one post-consolidated common share (the “Share Consolidation”). All current and comparative references to the number of common shares, weighted average number of common shares, loss per share, stock options and warrants have been restated to give effect to the Share Consolidation.